INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 3, 2020 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF (the “Fund”)
Effective on or about April 1, 2021, Paul Curbo will retire as Portfolio Manager of the Fund.
Please Retain This Supplement for Future Reference.
P-PS-PROSAI-SUP-5 090320